Accounts Receivable, Net	6 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net as of March 31, 2025 and September 30, 2024 consisted of the following:

	March 31, 2025	September 30, 2024
Accounts receivable	$18,623,926	$19,716,856
Less: allowance for credit losses	(1,044,690)	(1,003,514)
Accounts receivable, net	$17,579,236	$18,713,342

The Company’s customers are primarily governmental entities, state-owned entities and construction companies. Due to the nature of these customers and the practice of the industry, the Company generally allows credit period of 180 days to its customers. The average accounts receivable turnover period was approximately 118 days and 112 days for the six months ended March 31, 2025 and 2024, respectively.

Changes in the allowance for credit losses as of March 31, 2025 and September 30, 2024 are as follow:

	March 31, 2025	September 30, 2024
Beginning balance	$1,003,514	$2,391,641
Cumulative-effect adjustment of adoption of CECL	-	(1,271,219)
Addition/(Reversal)	74,506	(157,175)
Exchange difference	(33,330)	40,267
Ending balance	$1,044,690	$1,003,514